LEASES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Leases
Operating lease right-of-use assets	$ 144,029	$ 173,103
Future minimum lease payments for short term operating lease	$ 242
Asset Pledged as Collateral | WFOE Exchangeable Notes | Use Rights
Operating Leases
Operating lease right-of-use assets		32,653
Land use rights
Operating Leases
Operating lease right-of-use assets		$ 52,811